Stock-based Compensation (Tables)	12 Months Ended
Jan. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Outstanding, January 31, 2020	350,000	$0.10
Granted	10,450,000	$0.18
Expired	(250,000)	$0.10
Exercised	(1,455,000)	$0.15
Outstanding, January 31, 2021	9,095,000	$0.18
Granted	750,000	$0.32
Expired	(4,776,250)	$0.17
Exercised	(3,968,750)	$0.15
Outstanding January 31, 2022	1,100,000	$0.42

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Outstanding	Exercisable	Exercise Price	Remaining Life (Years)	Expiry Date
80,000	80,000	$1.02	3.46	July 17, 2025
70,000	-	$0.54	0.11	March 10, 2022
200,000	200,000	$0.54	0.17	March 30, 2022
250,000	187,500	$0.36	0.15	March 23, 2022
250,000	125,000	$0.35	0.86	December 9, 2022
250,000	125,000	$0.25	1.50	July 30, 2023
1,100,000	780,000	$0.42	0.86

Stock Options Granted in October 2018 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	2.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	100%
Expected life	2 years
Unvested stock-based compensation expense as of January 31, 2021	$-

Stock Options Granted in November 2018 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	2.30%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	100%
Expected life	3 years
Unvested stock-based compensation expense as of January 31, 2021	$-

Stock Options Granted on April 6, 2020 [Member] | Directors, officers and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.47%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	135%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2021	$-

Stock Options Granted on July 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.35%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	207%
Expected life	5 years
Unvested stock-based compensation expense as of January 31, 2021	$34,246

Stock Options Granted on September 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	189%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2021	$-

Stock Options Granted on September 21, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.23%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	188%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2021	$18,958

Stock Options Granted on March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	134.3%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2022	$1,834

Stock Options Granted on June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.32%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	146.38%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$6,778

Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Risk free rate	0.38%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	131.33%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$7,826